Financial instruments - Sensitivity analysis (Details) - Currency risk $ in Thousands	Dec. 31, 2023 CAD ($) R$ / $
CAD
Foreign currency risk
Exchanges rates | R$ / $	3.6522
Face amount | $	$ 6,914
USD
Foreign currency risk
Exchanges rates | R$ / $	4.8413
Face amount | $	$ 94,376
Probable scenario | CAD
Foreign currency risk
Exchanges rates | R$ / $	3.6924
Effects on profit and loss | $	$ 75
Probable scenario | USD
Foreign currency risk
Exchanges rates | R$ / $	4.9962
Effects on profit and loss | $	$ 2,926
Scenario 1, Increase 10%
Foreign currency risk
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Scenario 1, Increase 10% | CAD
Foreign currency risk
Exchanges rates | R$ / $	4.0616
Effects on profit and loss | $	$ 697
Scenario 1, Increase 10% | USD
Foreign currency risk
Exchanges rates | R$ / $	5.4958
Effects on profit and loss | $	$ 11,240
Scenario 1, Decrease 10%
Foreign currency risk
Percentage of reasonably possible increase (decrease) in risk assumption	(10.00%)
Scenario 1, Decrease 10% | CAD
Foreign currency risk
Exchanges rates | R$ / $	3.3232
Effects on profit and loss | $	$ (685)
Scenario 1, Decrease 10% | USD
Foreign currency risk
Exchanges rates | R$ / $	4.4966
Effects on profit and loss | $	$ (7,235)
Scenario 2, Increase 20%
Foreign currency risk
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%
Scenario 2, Increase 20% | CAD
Foreign currency risk
Exchanges rates | R$ / $	4.4309
Effects on profit and loss | $	$ 1,215
Scenario 2, Increase 20% | USD
Foreign currency risk
Exchanges rates | R$ / $	5.9954
Effects on profit and loss | $	$ 18,168
Scenario 2, Decrease 20%
Foreign currency risk
Percentage of reasonably possible increase (decrease) in risk assumption	(20.00%)
Scenario 2, Decrease 20% | CAD
Foreign currency risk
Exchanges rates | R$ / $	2.9539
Effects on profit and loss | $	$ (1,634)
Scenario 2, Decrease 20% | USD
Foreign currency risk
Exchanges rates | R$ / $	3.9970
Effects on profit and loss | $	$ (19,937)